Results From Financial Transactions - Summary of Financial Transactions Results (Detail) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Disclosure of result from financial transaction [Line Items]
Net fair value change of general account financial investments at FVTPL other than derivatives	€ 311	€ 368
Realized gains /(losses) on financial investments	(167)	209
Gains /(losses) on investments in real estate	139	40
Net fair value change of derivatives	(3,271)	(1,269)
Net fair value change on for account of policyholder financial assets at FVTPL	(40,432)	13,996
Net fair value change on investments in real estate for account of policyholders	46	10
Net foreign currency gains /(losses)	170	123
Net fair value change on borrowings and other financial liabilities	2	0
Total	€ (43,202)	€ 13,477